Financial Instruments, Financial Risks and Capital Risks Management	12 Months Ended
Dec. 31, 2023
Financial Instruments, Financial Risks and Capital Risks Management [Abstract]
FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT
32	FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT

a)	Categories of financial instruments

The following table sets out the financial instruments as at the end of the reporting period:

	December 31, 2022	December 31, 2023
	RM	RM	USD
Financial assets
Financial assets, at amortised cost	19,733,950	69,696,778	15,186,799
Finance assets, at fair value through other comprehensive income	12,819,747	38,368,829	8,360,497
Finance assets, at fair value through profit or loss	72,295	72,793	15,861

Financial liabilities
Financial liabilities, at amortised cost	15,832,796	22,862,227	4,981,637
Finance liabilities, at fair value through profit or loss	-	1,964,335	428,025

b)	Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements

The Group does not have any financial instruments which are subject to enforceable master netting arrangements or similar netting agreements.

c)	Financial risk management policies and objectives

The management of the Group monitors and manages the financial risks relating to the operations of the Group to ensure appropriate measures are implemented in a timely and effective manner. These risks include market risk (including  foreign currency risk and interest rate risk), credit risk and liquidity risk.

(i)	Market risk management

The Group activities are exposed primarily to the financial risks of changes in foreign currency exchange rates and interest rates. Management monitors risks associated with changes in foreign currency exchanges rates and interest rates and will consider appropriate measures should the need arise.

There has been no significant change to the Group’s exposure to market risk or the manner in which it manages and measures the risk.

(ii)	Foreign currency risk management

The Group also transacts business in foreign currencies other than its functional currencies, as further disclosed below, and is therefore exposed to foreign exchange risk.

The currency exposure of financial assets and financial liabilities denominated in currencies other than the Group’s functional currency is as follows:

	Assets		Liabilities
	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023
	RM	RM	RM	RM

Singapore Dollar	12,605	15,101	-	-
United States Dollar	3,226,121	7,123,179	6,008,843	1,416,836

Foreign currency sensitivity

The following table details the sensitivity to a 5% increase and decrease in the related foreign currencies against the functional currency (“RM”) with all the other variables held constant. 5% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the possible change in foreign exchange rates.  The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 5% change in foreign currency rates.

	December 31, 2022	December 31, 2023
	RM	RM

Singapore Dollar	630	755
United States Dollar	(139,136)	285,317

(iii)	Interest rate risk management

The Group is exposed to interest rate risk as the Group has bank loans which are interest bearing. The interest rates and terms of repayment of the loans are disclosed in the notes to the financial statements. The Group currently does not have an interest rate hedging policy.

Interest rate sensitivity analysis

The sensitivity analysis below has been determined based on the exposure to interest rate for non-derivative instruments at the end of the reporting period.  A 50 basis point increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.

If interest rates on loans had been 50 basis points higher/lower and all other variables were held constant, the Group’s profit for the year would decrease/increase by approximately RM1,613 (2022: RM5,983, 2021: RM3,000).

(iv)	Credit risk management

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group. At the end of each reporting period, the Group’s maximum exposure to credit risk which will cause a financial loss to the Group due to failure to discharge an obligation by the counterparties arises from the carrying amount of the respective recognized financial assets as stated in the statements of financial position.

In order to minimise credit risk, the Group has delegated its finance team to develop and maintain the Group’s credit risk grading to categorise exposures according to their degree of risk of default. The finance team uses publicly available financial information and the Group’s own historical repayment records to rate its major customers and debtors. The Group’s exposure and the credit ratings of its counterparties are continuously monitored, and the aggregate value of transactions concluded is spread amongst approved counterparties.

The Group’s current credit risk grading framework comprises the following categories:

Category	Description	Basis for recognising ECL
Performing	The counterparty has a low risk of default and does not have any past-due amounts	12-month ECL
Doubtful	There has been a significant increase in credit risk since initial recognition	Lifetime ECL- not credit-impaired
In default	There is evidence indicating the asset is credit impaired	Lifetime ECL - credit impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery	Amount is written off

For trade and loan receivables, the Group has applied the simplified approach allowed in the accounting standard to measure the loss allowance at lifetime ECL. The Group determines the ECL on these items by using a provision matrix, estimated based on historical credit loss experience based on the past default experience of the debtor, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date. To measure the expected credit losses, trade receivables has been grouped based on shared credit risk characteristics (including high risk, normal risk and low risk type).

As at the end of the reporting period, the impairment allowance for ECL is disclosed in Note 11 to the financial statements. The directors of the Group considered that the ECL for non-credit impaired trade and loan receivables is insignificant as at the end of the reporting period.

(v)	Liquidity risk management

Liquidity risk is the risk that the Group will encounter difficulty in meeting financial obligations due to shortage of funds.

In assessing our liquidity, we monitor and analyse our cash and cash equivalents and our operating expenditure commitments. Our liquidity needs are to meet our working capital requirements and operating expenses obligations. To date, we have financed our operations primarily through cash flows from operations, equity financing, and short-term borrowing from banks and related parties.

Based on the above considerations, management is of the opinion that the Group has sufficient funds to meet its working capital requirements and debt obligations, for at least the next 12 months from end of the reporting period. However, there is no assurance that management will be successful in their plans. There are several factors that could potentially arise that could undermine the Group’s plans, such as changes in the demand for its services, economic conditions, its operating results not continuing to deteriorate and its bank and shareholders being able to provide continued financial support.

The Group maintains sufficient cash and cash equivalents, and internally generated cash flows to finance their activities.

Liquidity risk analyses

Non-derivative financial liabilities

The following table details the remaining contractual maturity for non-derivative financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay. The table includes both interest and principal cash flows. The adjustment column represents the possible future cash flows attributable to the instrument included in the carrying amount of the financial liabilities on the statement of financial position.

	Weighted	On
	average	demand
	effective	or within	Within
	interest rate	1 year	2 to 5 years	Total
	%	RM	RM	RM

2023
Non-interest bearing	-	20,684,288	-	20,684,288
Fixed interest rate	3.5-5%	680,916	878,224	1,559,140
Variable interest rate	BLR+2.6%	43,668	81,282	124,950
Total		21,408,872	959,506	22,368,378

2022
Non-interest bearing	-	13,994,964	-	13,994,964
Fixed interest rate	3.5-5%	1,114,999	744,331	1,859,330
Variable interest rate	BLR+2.6%	16,543	-	16,543
Total		15,126,506	744,331	15,870,837

2021
Non-interest bearing	-	11,690,481	-	11,690,481
Fixed interest rate	3.5-5%	753,561	426,431	1,179,992
Variable interest rate	BLR+2.6%	39,816	16,543	56,359
Total		12,483,858	442,974	12,926,832

(vi)	Fair value of financial assets and financial liabilities

Management considers that the carrying amounts of Group’s financial assets and financial liabilities approximate their respective fair values due to the relatively short-term maturity of these financial instruments. The fair values of other classes of financial assets and liabilities are disclosed in the respective notes to financial statements.

The fair value of non-current financial liabilities approximate their fair value due to frequent re-pricing of the interest rates, which are similar to other market instruments.

(d)	Capital risk management policies and objectives

Management manages its capital to ensure that the Group will be able to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce cost of capital.

The capital structure of the Group consists of equity attributable to owners of the Company, comprising issued share capital, capital reserve, fair value reserve, translation reserve and retained earnings, as disclosed in the notes to financial statements.

Management monitors capital based on debt-to-equity ratio. The debt-to-equity ratio is calculated as total debt divided by total equity. Total debt is calculated as borrowings plus trade and other payables

	December 31, 2022	December 31, 2023
	RM	RM	USD
Total debts	15,832,796	22,862,227	4,981,637
Total equity	24,274,514	92,969,863	20,257,961

Debt-to-equity %	65.22%	24.59%	21.79%

The Group is not subject to externally imposed capital requirements for the financial years ended December 31, 2022 and 2023.

The Group’s overall strategy remains unchanged from prior year.

(e)	Concentrations

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivables. The Group conducts credit evaluations of their customers, and generally does not require collateral or other security from them. The Group evaluates their collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts. The Group conducts periodic reviews of the financial condition and payment practices of their customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:

	December 31, 2021		December 31, 2022		December 31, 2023
	RM		RM		RM		USD
Amount of the Group’s revenue:
Customer A	22,081,000		19,139,493		22,178,443		4,832,642
Customer B	9,627,000		9,462,273		NA	*	NA	*
Customer C	NA	*	NA	*	30,728,922		6,695,775
Customer D	NA	*	NA	*	7,572,345		1,650,000

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	December 31, 2022	December 31, 2023
	RM	RM	USD
Amount of the Group’s accounts receivable:
Customer A	4,078,000	2,326,144	506,862

*	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective year.